                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 1998,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                                     EXPIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 1998

Check here if Amendment [ X ]; Amendment Number: 3

   This Amendment (Check only one.):      [ ] is a restatement.
                                          [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ MARK D. LERNER            BALTIMORE, MARYLAND     01/26/01
        ---------------------------   ----------------------- --------
                 [Signature]              [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 117
                                        -------------

Form 13F Information Table Value Total: $1,054,068
                                        -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE






      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----


Accustaff, Inc.           Common      004401105     7,031    225,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Allied Group, Inc.        Common      019220102    16,759    358,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Alumax                    Common      022197107    22,293    480,717    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
American Safety
Razor                     Common      029362100     4,156    284,200    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Amerisource Health        Common      03071P102    34,171    520,200    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Aquila Gas Pipeline       Common      03839B106     2,351    191,900    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Argonaut Group            Common      040157109     7,328    231,700    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Authentic Fitness
Corp.                     Common      052661105     7,960    503,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Avenor, Inc.              Common      05356K104     4,222    180,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Aztec Technology          Common      05480L101     4,780    626,846    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Bankamerica Corp.         Common      066050105     2,465     28,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Bergen Brunswig           Common      083739102    24,467    527,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Bertucci's, Inc.          Common      086063104     1,051    102,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Beverly Bancorp           Common      087830105       430     18,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Bibb Company              Common      088667100       692     45,000    SH              SOLE                  SOLE


                           FORM 13F INFORMATION TABLE




      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----





Capstar Hotel             Common      140918103     3,360    120,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Celadon Group             Common      150838100       952     50,100    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.             Common      151313103    11,586    555,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Ciena Corp.               Common      171779101    21,236    305,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Circon Corp.              Common      172736100     9,956    642,316    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Claremont Tech.           Common      180243107     4,226    157,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Columbia Hospital         Common      197677107    23,399    803,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer           Common      204493100     4,888    172,252    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.             Common      208464107    43,711    934,995    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp.
Of America                Common      220256101     6,874    292,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Data Transmission         Common      238017107     2,600     65,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Dawson Production
Services                  Common      239423106     1,935    129,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Dekalb Genetics           Common      244878203     3,293     34,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Dime Financial Corp.      Common      25432H107     9,156    257,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Dresser Industries        Common      261597108    14,616    331,700    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
DSC Communications        Common      223311109     6,987    232,900    SH              SOLE                  SOLE



                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----



Dynatech                  Common      268140100       978    313,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Elsag Bailey              Common      N2925S101       621     25,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Filenes Basement          Common      316866102     1,726    316,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
First Colorado Bank       Common      319764106     5,081    183,100    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
First Commercial Corp     Common      319825105     4,090     58,900    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
First Union Real Est.     Common      337400105       925    100,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Fleet Fin. Warrants       Common      338915119     2,975     68,992    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Fluke Corp.               Common      343856100       641     19,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Foamex International      Common      344123104    11,744    673,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Galoob Toys               Common      364091108     8,028    802,830    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Global Motor Sports       Common      378937106     5,272    251,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Harborside Healthcare     Common      411614100     3,259    136,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Harvey's Casinos          Common      417826104     6,399    235,900    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Hollywood Park            Common      436255103     4,035    319,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Household Int'l           Common      441815107    43,539    875,161    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Hubco, Inc.               Common      404382103     2,262     63,161    SH              SOLE                  SOLE


                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----




Humana, Inc.              Common      444859102    17,995    577,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Hyperion Software         Common      44914Q105     2,559     89,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
IBS Financial             Common      44922Q108     1,235     65,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
IMC Global Wts            Common      449669118       687    274,965    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Inland Steel              Common      457472108     7,546    267,700    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Insilco                   Common      457659704     1,442     32,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
IPC Information Syst.     Common      44980K206     9,738    927,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Kansas City P&L           Common      485134100     3,236    111,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
La Quinta Inns            Common      504195108    10,441    475,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Manor Care                Common      564054104     5,731    149,100    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
MD Federal Bancorp        Common      574061107     3,285     82,900    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Medcath, Inc.             Common      584050108     7,548    411,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
MedPartners, Inc.         Common      58503X107    12,739  1,592,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
MGM Grand Hotel           Common      552953101     9,724    308,100    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Midland Walwyn            Common      597801109     2,178    100,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Millicom Int'l Cellular   Common      L6388F102     9,783    223,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Mycogen Corp.             Common      628452104     4,008    166,800    SH              SOLE                  SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----


NACT Telecom              Common      62872G109     6,860    351,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
National Surgery Ctrs.    Common      638044107     4,981    171,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Nationsbank               Common      638585109     2,117     27,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Navigant Int'l.           Common      63935R108     1,392    163,722    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Neurex Corp.              Common      641238100     8,769    288,700    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Nielsen Media             Common      653929109     2,878    622,300    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman          Common      666807102    34,672    336,215    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Norwood Promotional       Common      669729105     1,446     72,300    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Oxford Health             Common      691471106    10,027    654,800    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Patriot American          Common      703353102     7,083    295,878    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Pennzoil Corp.            Common      709903108    13,597    267,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical
Marketing Services        Common      717123103     3,783    265,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
PMT Services              Common      693457103     1,908     75,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Premier Technology        Common      74058F102       400     48,177    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Primark Corp.             Common      741903108     3,022     96,509    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Prime Resources Grp       Common      74157L109     1,041    150,000    SH              SOLE                  SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----


Primus
Telecommunications        Common      741929103       834     44,024    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Quaker State              Common      747410108       573     35,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Qwest
Communication             Common      749121109    42,346  1,214,214    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
R.P. Scherer              Common      806528105     5,326     60,100    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Redfed Bancorp            Common      757341102     1,521     77,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors       Common      74955J108    12,413    653,300    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Sandwich Bancorp.         Common      800217101     3,239     51,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
School Specialty          Common      807863105     2,353    143,691    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Southern New
England Telephone         Common      843485103       655     10,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Sport Haley               Common      848925103     2,328    177,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Sports Authority          Common      849176102     9,370    627,300    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels           Common      855905204    48,630  1,006,564    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Station Casinos           Common      857689103     9,836    669,700    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Stone Container           Common      861589109     3,594    230,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Sun Int'l Hotels          Common      P8797T133     7,427    163,235    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Sybron Chemical           Common      870903101     6,326    197,700    SH              SOLE                  SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----


TR Financial Corp         Common      872630108     1,570     37,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Tel-Save Holdings         Common      879176105     9,944    674,200    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Telco Systems             Common      878904101     2,023    142,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Tele-
Communications CL A       Common      879240109    27,867    725,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Teleport
Communications            Common      879463107    38,902    717,080    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Telxon Corp.              Common      879700102    11,836    365,600    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings       Common      883435208     1,043     26,004    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Thermo Voltek             Common      883602104       679     97,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Travelers Group           Common      894190107     1,243     20,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
US Filter                 Common      911843209     3,677    131,012    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
U.S. Office Products      Common      912325305     9,528    483,209    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
United Dental Care        Common      91018H101     4,458    231,200    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
US Surgical               Common      912707106    41,359    911,500    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.       Common      980883102     5,420    283,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Viking
Office Products           Common      926913104    15,217    485,000    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
W.R. Grace                Common      38388F108     5,844    342,500    SH              SOLE                  SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----

Waste Management          Common      94106K101    46,771  1,336,300    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Western Atlas             Common      957674104    27,177    320,200    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Workflow Mgmt.            Common      98137N109     4,099    508,430    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
XTRA Corp.                Common      984138107    10,188    168,400    SH              SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
Young
Broadcasting CL A         Common      987434107     4,095     63,000    SH              SOLE                  SOLE